Recovery and settlement of on-balance sheet assets and liabilities - Analysis of Financial Assets and Liabilities by Contractual Maturities Basis (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Assets
Cash and due from banks	$ 118,888	$ 26,310	$ 30,209
Interest-bearing deposits with banks	39,013	38,345
Securities
Trading	136,071	146,534
Investment, net of applicable allowance	139,743	102,470
Assets purchased under reverse repurchase agreements and securities borrowed	313,015	306,961
Loans
Retail	457,976	426,086
Wholesale	208,655	195,870
Allowance for loan losses (Note 5)	(5,639)	(3,100)
Segregated fund net assets	1,922	1,663
Other
Customers' liability under acceptances	18,507	18,062
Derivatives	113,488	101,560
Premises and equipment	7,934	3,191
Goodwill	11,302	11,236	$ 11,137
Other intangibles	4,752	4,674
Other assets	58,921	49,073
Total assets	1,624,548	1,428,935
Liabilities
Deposits	1,011,885	886,005
Segregated fund net liabilities	1,922	1,663
Other
Acceptances	18,618	18,091
Obligations related to securities sold short	29,285	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	274,231	226,586
Derivatives	109,927	98,543
Insurance claims and policy benefit liabilities	12,215	11,401
Other liabilities	69,831	58,137
Subordinated debentures	9,867	9,815
Total liabilities	1,537,781	1,345,310
Under 1 year [member]
Assets
Cash and due from banks	117,375	24,822
Interest-bearing deposits with banks	39,013	38,345
Securities
Trading	126,309	137,772
Investment, net of applicable allowance	34,728	17,283
Assets purchased under reverse repurchase agreements and securities borrowed	313,013	306,828
Loans
Retail	97,223	108,382
Wholesale	51,296	48,737
Other
Customers' liability under acceptances	18,507	18,062
Derivatives	110,217	99,792
Other assets	46,953	38,775
Total assets	954,634	838,798
Liabilities
Deposits	852,734	719,933
Other
Acceptances	18,618	18,091
Obligations related to securities sold short	26,754	32,668
Obligations related to assets sold under repurchase agreements and securities loaned	269,260	226,582
Derivatives	108,407	97,415
Insurance claims and policy benefit liabilities	1,798	1,726
Other liabilities	48,844	41,612
Subordinated debentures		1,999
Total liabilities	1,326,415	1,140,026
After 1 year [member]
Assets
Cash and due from banks	1,513	1,488
Securities
Trading	9,762	8,762
Investment, net of applicable allowance	105,015	85,187
Assets purchased under reverse repurchase agreements and securities borrowed	2	133
Loans
Retail	360,753	317,704
Wholesale	157,359	147,133
Segregated fund net assets	1,922	1,663
Other
Derivatives	3,271	1,768
Premises and equipment	7,934	3,191
Goodwill	11,302	11,236
Other intangibles	4,752	4,674
Other assets	11,968	10,298
Total assets	675,553	593,237
Liabilities
Deposits	159,151	166,072
Segregated fund net liabilities	1,922	1,663
Other
Obligations related to securities sold short	2,531	2,401
Obligations related to assets sold under repurchase agreements and securities loaned	4,971	4
Derivatives	1,520	1,128
Insurance claims and policy benefit liabilities	10,417	9,675
Other liabilities	20,987	16,525
Subordinated debentures	9,867	7,816
Total liabilities	$ 211,366	$ 205,284